Organization and Principal Activities - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
VIE
Variable Interest Entity [Line Items]
Net liabilities	¥ 239,583	$ 36,718	¥ 81,166